Warrants - Schedule of Information Relating to Outstanding and Exercisable Warrants (Details) - Warrant [Member]	12 Months Ended
Jul. 31, 2025 $ / shares shares
Schedule of Information Relating to Outstanding and Exercisable Warrants [Line Items]
Outstanding and exercisable at beginning of the period Number | shares
Outstanding and exercisable at beginning of the period Weighted average exercise price | $ / shares
Issued during the period - Pre-Funded Warrants Number | shares	49,309
Issued during the period - Pre-Funded Warrants Weighted average exercise price | $ / shares	$ 0.18
Issued during the period - Restricted Warrants Number | shares	137,086
Issued during the period - Restricted Warrants Weighted average exercise price | $ / shares	$ 21.6
Exercised during the period Number | shares	(49,309)
Exercised during the period Weighted average exercise price | $ / shares	$ 0.18
Outstanding and exercisable at end of the period Number | shares	137,086
Outstanding and exercisable at end of the period Weighted average exercise price | $ / shares	$ 21.6